DEPRECIATION AND AMORTIZATION (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of depreciation and amortisation expense [text block] [Abstract]
Summary of depreciation and amortization
	Three Months Ended
	March 31, 2022	March 31, 2021
	$	$
Depreciation of ROU assets	86	54
Depreciation of PPE	54	31
R&D - Depreciation	140	85
G&A - Amortization of patent rights	16	12
Depreciation and Amortization	156	97